CONTRACT BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract assets	$ 2,132	$ 1,688
Change in contract assets	444
Deferred revenue - current	9,862	9,190
Change in deferred revenue - current	672
Deferred revenue - noncurrent	7,863	8,078
Change in deferred revenue - noncurrent	(215)
Deferred revenue recognized in revenue	$ 8,813	$ 5,756